Equity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
EQUITY
Capital	R$ 12,831,619	R$ 10,800,000
Transaction costs in issuing shares	(14,941)
(-) Income tax and social contribution	5,080
Total capital amount	R$ 12,821,758	R$ 10,800,000